SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands, ₪ in Millions						12 Months Ended
	Jun. 26, 2025 USD ($) $ / shares shares	Jun. 03, 2025 USD ($) $ / shares shares	Sep. 01, 2024 ILS (₪) ₪ / shares shares	Sep. 01, 2024 USD ($) shares	Aug. 15, 2024 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares	Nov. 04, 2025 shares	Mar. 31, 2025 shares	Sep. 01, 2024 $ / shares	Nov. 08, 2022 shares	Jun. 28, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Private offering expenses						$ 2,769	$ 162	$ 141
Reclassified from ordinary shares to additional paid-in capital					$ 3,152		$ 0
Authorized share capital | shares							13,000,000			19,000,000	19,000,000	15,000,000
Ordinary shares, par value per share | ₪ / shares									₪ 0
Issuance of common shares on public offering, net of issuance costs						$ 39,415	$ 9,827	$ 10,064
Private placement to Israeli institutional and accredited investors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance and sale of ordinary shares | shares			673,340	673,340
Purchase price, per share | ₪ / shares			₪ 54.95
Amount per share based on exchange rate published by the Bank of Israel | $ / shares													$ 15.03
Net proceeds after deducting offering expenses			₪ 36.5	$ 10,000
Percentage of newly issued shares			6.20%	6.20%
Private offering expenses				$ 163
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares										1,730,000				550,000	980,000
Vesting period for plan						4 years
Expiration period for plan						7 years
Expected dividend rate						0.00%	0.00%	0.00%
Weighted-average grant-date fair value of options granted | $ / shares						$ 14.08	$ 6	$ 2.45
Aggregate intrinsic value							$ 7,890	$ 1,780		$ 12,160
Number of shares available for grant | shares										490,628
2012 Plan [Member] | Vest upon the lapse of 12 months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage						25.00%
2012 Plan [Member] | Vest on a quarterly basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period for plan						3 years
Vesting percentage						75.00%
2012 Plan Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation weighted average period of recognition, years						1 year 8 months 12 days
Unrecognized compensation cost related to non-vested stock options										$ 6,570
Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance and sale of ordinary shares | shares	380,202	2,525,000
Private offering expenses	$ 400	$ 2,800
Issuance of common shares on public offering, net of issuance costs,shares | shares	242,298	1,625,000
Ordinary shares, par value per share | $ / shares	$ 26	$ 26
Gross proceeds from public offering		$ 42,300
Issuance of common shares on public offering, net of issuance costs	$ 6,000	$ 39,400
Net proceeds from public offering	$ 45,400
Amended and Restated Companys 2022 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for the plan | shares												750,000
Expected dividend rate						0.00%
Additional number of shares authorized for the plan | shares												200,000